Derivatives and hedge accounting - Cash flow hedging - impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued hedges [member] | Market risk [member]
Disclosure of detailed information about hedging instruments [line items]
Amount reclassified from CFH reserve to profit or loss		€ (3)
Discontinued hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		316
Amount reclassified from CFH reserve to profit or loss		(112)
Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	€ (753)	(1,028)
Carrying amount cash flow hedge reserve at the end of the reporting period	1,999	1,654
Amount reclassified from CFH reserve to profit or loss	(576)	(420)
Cash flow is no longer expected to occur		(1)
Change in value of hedging instrument recognised in OCI	1,093	1,326
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	(5)	47
Derivatives [member] | Cash flow hedges [member] | Market risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	3	(10)
Carrying amount cash flow hedge reserve at the end of the reporting period	(78)	(28)
Amount reclassified from CFH reserve to profit or loss	(295)	(517)
Cash flow is no longer expected to occur		(1)
Change in value of hedging instrument recognised in OCI	263	475
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	1	3
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(755)	(1,018)
Carrying amount cash flow hedge reserve at the end of the reporting period	2,077	1,682
Amount reclassified from CFH reserve to profit or loss	(281)	97
Change in value of hedging instrument recognised in OCI	830	851
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	(6)	44
Derivatives [member] | Discontinued hedges [member] | Market risk [member]
Disclosure of detailed information about hedging instruments [line items]
Amount reclassified from CFH reserve to profit or loss	(26)
Derivatives [member] | Discontinued hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	1,037
Amount reclassified from CFH reserve to profit or loss	(236)
Lending [Member] | Market risk [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(26)	(22)
Carrying amount cash flow hedge reserve at the end of the reporting period	(35)	(42)
Amount reclassified from CFH reserve to profit or loss	(256)	(498)
Lending [Member] | Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(784)	(940)
Carrying amount cash flow hedge reserve at the end of the reporting period	1,310	1,395
Amount reclassified from CFH reserve to profit or loss	(97)	357
Borrowings by name [member] | Market risk [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	29	12
Carrying amount cash flow hedge reserve at the end of the reporting period	(42)	15
Amount reclassified from CFH reserve to profit or loss	(10)	(12)
Cash flow is no longer expected to occur		(1)
Borrowings by name [member] | Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	136	133
Carrying amount cash flow hedge reserve at the end of the reporting period	(306)	(198)
Amount reclassified from CFH reserve to profit or loss	33	(201)
Other hedging instruments [member] | Market risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	0	1
Carrying amount cash flow hedge reserve at the end of the reporting period	0	(1)
Amount reclassified from CFH reserve to profit or loss	(3)	(4)
Other hedging instruments [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period		(211)
Carrying amount cash flow hedge reserve at the end of the reporting period		169
Amount reclassified from CFH reserve to profit or loss		€ 53
Other hedging instruments [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(107)
Carrying amount cash flow hedge reserve at the end of the reporting period	36
Amount reclassified from CFH reserve to profit or loss	€ 19